SENIOR SECURED CONVERTIBLE PROMISSORY NOTE	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Senior Secured Convertible Promissory Note
SENIOR SECURED CONVERTIBLE PROMISSORY NOTE

NOTE 7: SENIOR SECURED CONVERTIBLE PROMISSORY NOTE

Convertible Note Transaction

On December 20, 2022, the Company entered into a Securities Purchase Agreement (“SPA”) with an accredited investor (the “Purchaser”) whereby the Purchaser lent the Company an aggregate of $1,500,000 in gross proceeds and the Company issued the Purchaser a 10% Original Issue Discount Senior Secured Convertible Promissory Note in the principal amount of $1,666,666.67 (the “Note”). The proceeds are being used for working capital and growth capital.

Pursuant to the SPA, the Company, its direct and indirect subsidiaries, and Jay Puchir and Randy May, executive officers of the Company, entered into Guarantee Agreements (the “Guarantee”) with the Purchaser pursuant to which each subsidiary and Messrs. Puchir and May personally guaranteed to the Purchaser the payment of the Note. In addition, Messrs. Puchir and May pledged the shares of the Company’s common stock they hold or have the right to acquire in the anticipated distribution of the Company’s common stock by Ecoark as collateral to secure the Company’s obligations under the Note, and each individual also executed affidavits of confession to that effect. The affidavits of confession signed by Messrs. Puchir and May in connection with their Guarantees will permit the Purchaser to obtain a judgment against them personally upon the occurrence of an event of default without having to file a lawsuit.

The Note was due September 16, 2023. The Note bears interest at a rate of 12% per annum, payable monthly, subject to an increase to 18% per annum in case of an event of default as provided for therein. In addition, all overdue accrued and unpaid principal and interest is subject to a late fee at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted by applicable law which if applicable accrues daily from the date such principal and interest is due.

The Note is convertible into shares of the Company’s common stock at any time following the issuance date at the Purchaser’s option at a conversion price equal to the lesser of (i) $1.00 per share and (ii) the average of the five-closing prices of the common stock immediately prior to the date of conversion, subject to certain adjustments (including based on the issuance of lower priced securities) and beneficial ownership limitations. Upon an event of default, the Purchaser may convert the Note at a reduced conversion price equal to 70% of the lowest closing price of the common stock for the 10 prior trading days.

Under the Note, beginning on April 16, 2023 the Company was required to pay monthly installments equal to one-fourth of the original principal amount at 120% of such principal amount, plus accrued but unpaid interest and any other amounts outstanding under the Note, with each payment resulting in a reduction in the principal of the Note at 100% (as compared to 120%). Furthermore, at any time after the issuance date of the Note, the Company may, after written notice to the Purchaser, prepay the Note in an amount equal to 120% of the then outstanding principal amount, plus accrued but unpaid interest and any other amounts outstanding under the Note. The Company will also be required to offer to pay the Note at 120% of the principal amount plus any unpaid accrued interest, upon the occurrence of certain events including (i) a change of control or sale of assets, (ii) a sale by the Company of equity or debt securities for gross proceeds to the Company of at least $5 million, and (iii) upon the maturity of the Note. The Company paid $625,000 in April through June 2023, and the Note is currently in good standing.

The Note is secured by the assets of the Company and its subsidiaries. The Note provides for certain events of default, including failure to pay amounts owing on the Note when due, failure to observe other covenants or obligations under the Note, default under any other indebtedness or material contract, a bankruptcy event with respect to the Company or a significant subsidiary, failure to maintain listing or quotation of the common stock on a trading market, failure to maintain the current public information requirement under Rule 144, and a judgment or similar process against the Company or any of its subsidiaries or assets in excess of $100,000. Upon an event of default, the Purchaser may cause the Note to become immediately due and payable and require the Company to pay 125% of the then outstanding principal amount, plus accrued but unpaid interest and any other amounts outstanding under the Note.

Further, pursuant to the Note the Company is subject to certain restrictive covenants, including covenants against incurring new indebtedness or liens on its assets, paying cash dividends or distributions on any equity securities, or entering into transactions with affiliates, subject to certain exceptions. In addition, under the Note the Company agreed to at all times reserve three times the number of shares of common stock into which the Note is convertible. The Company is in compliance with the covenants as of June 30, 2023.

In addition, pursuant to the SPA, the Company entered into a Registration Rights Agreement with each Purchaser in which the Purchasers are entitled to “piggyback” registration rights, pursuant to which the Company has agreed to include the underlying shares of common stock from the conversion of the Note in a registration statement, if the Company files a registration statement for another purpose, subject to certain terms and conditions.

On May 10, 2023, the Company entered into an amendment with the holder of the 10% Original Issue Discount Secured Convertible Note dated December 16, 2022 (see Note 7), and the designated counterparty under that certain Letter Agreement dated December 16, 2022 pursuant to which the Note and Consulting Agreement were amended as follows: (A) with respect to the Note, (i) the monthly redemption payment obligation was eliminated, (ii) the mandatory prepayment amount with respect to principal was increased from 120% to 127.5%, or $2,125,000, (iii) the mandatory default amount with respect to principal was increased from 125% to 132.5%, or $2,208,333.34; and (iv) the optional redemption amount with respect to principal was increased from 120% to 127.5%, or $2,125,000; and (B) with respect to the Consulting Agreement, an additional clause was added providing that the consultant shall receive on the date ending 180 days after the date a registration statement filed by the company registering the sale of the shares issuable thereunder is declared effective by the SEC, an additional number of shares of common stock if necessary such that the consultant shall have received a number of shares equal to $1,666,666.67 divided by the price per share of the common stock as of such date.

The conversion terms of the Note required the Company to bifurcate the conversion option from the host and classify the conversion option as a derivative liability under ASC 815. The value of the derivative liability at inception was $923,956.

During the three months ended June 30, 2023, the Company incurred interest expense of $39,584, amortization of original issue discount on the convertible note of $56,354, and amortization of debt discount of $358,194. The Company repaid $625,000 of the convertible note payable. The value of the derivative liability related to the convertible note at June 30, 2023 is $305,073. The convertible note is valued at $762,379, net of discounts. See Note 16. Subsequent Events for information on certain amendments and a subsequent loan to the Company.

Consulting Agreement

On December 20, 2022, the Company entered into a Consulting Agreement with an affiliate of the Purchaser described above (the “Consultant”), pursuant to which the Company agreed to issue shares 1,666,667 shares of common stock, subject to upward adjustment to the extent the closing price per share of the Company’s common stock is below $1.00 as of (i) the date a registration statement registering the resale by the Consultant of its shares of common stock is declared effective by the SEC (the “Effective Date”), and/or (ii) 90 days after the Effective Date. In such event, the number of shares will be increased to the quotient obtained by dividing $1,666,666.67 by the closing price of the common stock. The value of $1,666,667 was expensed as stock-based compensation under this agreement. The Company also agreed to indemnify the Consultant pursuant to indemnification provisions attached to the Consulting Agreement.

NOTE 7: SENIOR SECURED CONVERTIBLE PROMISSORY NOTE

Convertible Note Transaction

On December 20, 2022, the Company entered into a Securities Purchase Agreement (“SPA”) with an accredited investor (the “Purchaser”) whereby the Purchaser lent the Company an aggregate of $1,500,000 in gross proceeds and the Company issued the Purchaser a 10% Original Issue Discount Senior Secured Convertible Promissory Note in the principal amount of $1,666,666.67 (the “Note”). The proceeds are being used for working capital and growth capital.

Pursuant to the SPA, the Company, its direct and indirect subsidiaries, and Jay Puchir and Randy May, executive officers of the Company, entered into Guarantee Agreements (the “Guarantee”) with the Purchaser pursuant to which each subsidiary and Messrs. Puchir and May personally guaranteed to the Purchaser the payment of the Note. In addition, Messrs. Puchir and May pledged the shares of the Company’s common stock they hold or have the right to acquire in the anticipated distribution of the Company’s common stock by Ecoark as collateral to secure the Company’s obligations under the Note, and each individual also executed affidavits of confession to that effect. The affidavits of confession signed by Messrs. Puchir and May in connection with their Guarantees will permit the Purchaser to obtain a judgment against them personally upon the occurrence of an event of default without having to file a lawsuit.

The Note is due September 16, 2023. The Note bears interest at a rate of 12% per annum, payable monthly, subject to an increase to 18% per annum in case of an event of default as provided for therein. In addition, all overdue accrued and unpaid principal and interest is subject to a late fee at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted by applicable law which if applicable accrues daily from the date such principal and interest is due.

The Note is convertible into shares of the Company’s common stock at any time following the issuance date at the Purchaser’s option at a conversion price equal to the lesser of (i) $1.00 per share and (ii) the average of the five-closing prices of the common stock immediately prior to the date of conversion, subject to certain adjustments (including based on the issuance of lower priced securities) and beneficial ownership limitations. Upon an event of default, the Purchaser may convert the Note at a reduced conversion price equal to 70% of the lowest closing price of the common stock for the 10 prior trading days.

Under the Note, beginning on April 16, 2023 the Company is required to pay monthly installments equal to one-fourth of the original principal amount at 120% of such principal amount, plus accrued but unpaid interest and any other amounts outstanding under the Note, with each payment resulting in a reduction in the principal of the Note at 100% (as compared to 120%). Furthermore, at any time after the issuance date of the Note, the Company may, after written notice to the Purchaser, prepay the Note in an amount equal to 120% of the then outstanding principal amount, plus accrued but unpaid interest and any other amounts outstanding under the Note. The Company will also be required to offer to pay the Note at 120% of the principal amount plus any unpaid accrued interest, upon the occurrence of certain events including (i) a change of control or sale of assets, (ii) a sale by the Company of equity or debt securities for gross proceeds to the Company of at least $5 million, and (iii) upon the maturity of the Note. The Company paid $516,667 in April through June 2023, and the Note is currently in good standing.

The Note is secured by the assets of the Company and its subsidiaries. The Note provides for certain events of default, including failure to pay amounts owing on the Note when due, failure to observe other covenants or obligations under the Note, default under any other indebtedness or material contract, a bankruptcy event with respect to the Company or a significant subsidiary, failure to maintain listing or quotation of the common stock on a trading market, failure to maintain the current public information requirement under Rule 144, and a judgment or similar process against the Company or any of its subsidiaries or assets in excess of $100,000. Upon an event of default, the Purchaser may cause the Note to become immediately due and payable and require the Company to pay 125% of the then outstanding principal amount, plus accrued but unpaid interest and any other amounts outstanding under the Note.

Further, pursuant to the Note the Company is subject to certain restrictive covenants, including covenants against incurring new indebtedness or liens on its assets, paying cash dividends or distributions on any equity securities, or entering into transactions with affiliates, subject to certain exceptions. In addition, under the Note the Company agreed to at all times reserve three times the number of shares of common stock into which the Note is convertible. The Company is in compliance with the covenants as of March 31, 2023.

In addition, pursuant to the SPA, the Company entered into a Registration Rights Agreement with each Purchaser in which the Purchasers are entitled to “piggyback” registration rights, pursuant to which the Company has agreed to include the underlying shares of common stock from the conversion of the Note in a registration statement, if the Company files a registration statement for another purpose, subject to certain terms and conditions.

The conversion terms of the Note required the Company to bifurcate the conversion option from the host and classify the conversion option as a derivative liability under ASC 815. The value of the derivative liability at inception was $923,956. The Company recognized a gain of the change in fair value of the derivative liability related to the Note of $389,058 for the year ended March 31, 2023 (see Note 8). The Company recorded an amortization of original issue discount of $60,636 for the year ended March 31, 2023, and an amortization of debt discount due to the derivative liability of $336,151 for the year ended March 31, 2023. The Company recognized $56,010 in interest expense on this convertible note for the year ended March 31, 2023, $39,343 of which is accrued at March 31, 2023.

See Note 18, for the description of the Amendment to this Note on May 10, 2023.

Consulting Agreement

On December 20, 2022, the Company entered into a Consulting Agreement with an affiliate of the Purchaser described above (the “Consultant”), pursuant to which the Company agreed to issue shares 1,666,667 shares of common stock, subject to upward adjustment to the extent the closing price per share of the Company’s common stock is below $1.00 as of (i) the date a registration statement registering the resale by the Consultant of its shares of common stock is declared effective by the SEC (the “Effective Date”), and/or (ii) 90 days after the Effective Date. In such event, the number of shares will be increased to the quotient obtained by dividing $1,666,666.67 by the closing price of the common stock. The value of $1,666,667 was expensed as stock-based compensation under this agreement. The Company also agreed to indemnify the Consultant pursuant to indemnification provisions attached to the Consulting Agreement.